Schedule Of Income Tax Rate Reconciliation (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net income before tax			$ 20,117,773	$ (8,986,289)
Federal income tax at statutory rate			$ 4,224,732	$ (1,887,121)
Effective income tax rate at federal statutory income tax rate			21.00%	21.00%
Income tax permanent items			$ 918	$ 2,144
Percentage of permanent items			0.01%	0.02%
Effective income tax rate reconciliation, Change in deferred tax assets Valuation allowance, amount			$ (4,225,651)	$ 1,884,977
Valuation allowance percantage			21.00%	20.98%
Effective income tax reconciliation other amount			$ 1	$ (0)
Other effective tax rate			0.00%	0.00%
Total	$ 0	$ 0	$ (0)	$ (0)
Effective income tax rate reconciliation			0.00%	0.00%